Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

OCT 31 2012

Washington, DC 20549

CERT NYS
File No. 001-35721

October 31, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DELEK LOGISTICS PARTNERS, LP, Common Units Representing Limited Partners Interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 31, 2012. Tentative listing date – November 1, 2012.

Sincerely,